19. COMPENSATION PLANS	12 Months Ended
Dec. 31, 2019
Compensation Plans
COMPENSATION PLANS

19.1 Company-Value Compensation (Pampa as successor company of PEPASA)

On November 6, 2013, former PEPASA’s Extraordinary General Meeting of Shareholders resolved to approve a variable and contingent compensation to certain officers equivalent to 7% of the capital stock after the former PEPASA’s capital stock increase, valued based on the difference between the share’s market value at the time of exercising the right and a given value of U$S 0.1735 per share determined at the exact moment of the former PEPASA’s capital stock increase.

On January 13, 2014, the former PEPASA’s capital stock increase was carried out and the rights granted to officers to receive the Company-Value Compensation became effective for the equivalent to 8,359,000 shares.

On January 18, 2017, PEPASA's officers requested the monetization of the right for the equivalent to 5.737.000 shares, which was canceled by the Company on January 31, 2017.

Within the framework of the corporate reorganization process described in Note 5.1.1.1, Pampa, as the absorbing company, is the universal successor of all the rights and obligations of the absorbed companies, including PEPASA.

Therefore, as a consequence of the application of the exchange ratio of 2.2699 Pampa shares for each PEPASA share pursuant the merger, the officers who, by virtue of the agreement, had the option of monetizing their right over 2,985,000 PEPASA’ shares, have a post-merger option to monetize its right over a total of 6,775,652 Pampa’s shares at a U$S 0.0764 per share price.

On October 7, 2019, the officers agreed to terminate the aforementioned monetization option and as a result, the Company paid on October 11, 2019 a cash amount equivalent to the quoted value of such shares.

19.2 Stock-based Compensation Plan – Certain officers and other key staff (the “Compensation Plan”)

On February 8, 2017, the Company’s Board of Directors approved the creation of a stock-based compensation plan and the first Specific Program, whereby certain officers and other key staff covered by each Specific Program will receive a certain number of company shares within the stipulated term aiming to encourage the alignment of the employees performance with the Company’s strategy and to generate a clear and direct link between the creation of value for shareholders and the employees’ compensation.

Furthermore, the Company’s Board of Directors approved the acquisition of own shares in the market as a means of implementing the Plan (see Note 13.1.1.3).

On April 7, 2017, the Company's Shareholders’ Meeting ratified the approval of the Compensation Plan by the Board of Directors, as well as its terms and conditions; and approved the cancellation of the preferential offer to shareholders in respect to the disposition of such shares as authorized by Section 67 of Capital Markets' Act No. 26,831 for the purposes of implementing such Plan.

The number of shares is calculated based on a percentage over the total annual remuneration, plus the bonus assigned to each covered employee, divided by the weighted average price, in pesos, of the Company’s share and ADR for the same period; with one-third vesting each year, which will be awarded together with the payroll for April of the year following the vesting date, provided the employment relationship continues at least as at each vesting date.

As of December 31, 2019, the Company has estimated a total quantity of 2,082,165 treasury shares pursuant to Compensation Plan to be delivered to employees 661,802, 668,626, 481,450 and 270,287 during 2020, 2021, 2022 and 2023, respectively.

As of December 31, 2019, the Company has acquired 717,750 treasury shares and 191,290 treasury ADRs, 290,363 and 173,891 of which were destined to officers’ compensation during 2019 and 2018, respectively.

19.3 Compensation agreements - Senior Management

On June 2, 2017, the Board of Directors approved the execution and signing of compensation agreements with the Company’s main officers (the “Senior Management”), conditional upon their approval by the Annual Ordinary Meeting of Shareholders to be held each year.

In accordance with international practices, the purpose of these agreements is to efficiently align the Senior Management’s interests with those of the Company and its shareholders, creating value for them only inasmuch as value is generated for shareholders, that is, if the Company’s market value increases.

Under these agreements, the Senior Management will be entitled to a fixed compensation and an annual, variable and contingent long-term compensation related to the Company’s annual market value appreciation, with a cap on the Company’s operating income.

With the purpose of avoiding duplication, any analogous compensation that the Senior Management had received from any of the Company’s subsidiaries, will be deducted from the compensation amount in proportion to the Company’s interests in such subsidiaries.

19.4 Share-based Compensation Plan of Edenor

In 2016, Edenor’s Board of Directors proposed that the treasury shares be used for the implementation of a long-term incentive plan in favor of executive directors, managers or other personnel holding key executive positions in Edenor in an employment relationship with the latter and those who in the future are invited to participate, in accordance with the provisions of section 67 of Law No. 26,831 on Capital Markets. The plan was ratified and approved by the ordinary and extraordinary shareholders’ meeting held on April 18, 2017.

The fair value of the previously referred to shares at the award date, amounted to $ 75.9 million and has been recorded in the Salaries and social security taxes line item, with a contra account in Equity. The amount recorded in Equity is net of the tax effect.